Events after the balance sheet date	12 Months Ended
Dec. 31, 2019
Events after the balance sheet date
Events after the balance sheet date

26. Events after the balance sheet date

On January 29, 2020 the Group listed American Depositary Shares (ADSs) representing its ordinary shares on the Nasdaq Stock Market and the United States Securities and Exchange Commission (SEC) declared its registration statement on Form F1 and F6 becoming effective. The ADSs are listed for trading on Nasdaq under the symbol "ADXN". Addex has not registered any new issuance of securities and its shares will continue to be admitted to trading on SIX Swiss Exchange.

In early 2020 a coronavirus disease (COVID-19) pandemic developed globally resulting in a significant number of infections and negative effects on economic activity. The Group is actively monitoring the situation and is taking any necessary measures to respond to the situation in cooperation with the various stakeholders. As of the date of approving these financial statements, the Group has suspended the initiation of a placebo-controlled Phase 2b/3 pivotal clinical trial of dipraglurant in PD-LID patients. Depending on the duration of the COVID-19 crisis and continued negative impact on global economic activity, the Group may have to take additional measures that will have a negative impact on the Groups business continuity and may experience certain liquidity restraints as well as incur impairments on its assets. The exact impact on the Group’s activities in 2020 and thereafter cannot be reasonably predicted. However, based on the risk mitigation measures undertaken, the Group concluded that there is no material uncertainty that may cast a significant doubt upon the Group’s ability to continue as a going concern.